Operating Revenue by Geographic Location	12 Months Ended
Dec. 31, 2012
Operating Revenue by Geographic Location
Operating Revenue by Geographic Location

18. Operating Revenue by Geographic Location

        Operating revenue by geographic location for the years ended December 31, was as follows (in thousands):

Continent	2012	2011	2010
Australia—Asia	$403,697	$329,300	$258,995
Europe	185,312	138,801	100,682

Total Revenue	$589,009	$468,101	$359,677